June 30, 2001

Semi Annual Report

Investment Quality Bond Fund
Diversified Stock Fund
Small Company Opportunity Fund

The Victory Variable Insurance Funds
LOGO(R)

The Victory Variable Insurance Funds

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to The Victory Variable Insurance Funds. The Victory Variable Insurance Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

                               NOT FDIC INSURED
           Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Variable Insurance Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

                              Table of Contents

Financial Statements

Schedules of Investments                                                     2

Statements of Assets and Liabilities                                         8

Statements of Operations                                                     9

Statements of Changes in Net Assets                                         10

Financial Highlights                                                        11

Notes to Financial Statements                                               14

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedules of Investments
Investment Quality Bond Fund                                      June 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                            Principal     Market
Security Description                         Amount       Value

Asset Backed Securities (0.9%)

MBNA Master Credit Card Trust,
  Series 1997-I, Class A,
  6.55%, 1/15/07                                20      $   21

Total Asset Backed Securities (Cost $20)                    21

Commercial Paper (8.7%)

Household Finance, 4.13%, 7/2/01               197         197

Total Commercial Paper (Cost $197)                         197

Corporate Bonds (18.8%)

Banks (0.9%):
Bank of America Corp.,
  6.50%, 8/15/03                                20          21

Consumer Products (1.2%):
Procter & Gamble Co.,
  6.88%, 9/15/09                                25          26

Financial Services (7.4%):
Barclays Bank PLC,
  7.40%, 12/15/09                                5           5
Citigroup, Inc.,
  6.75%, 12/1/05                                10          10
Citigroup, Inc.,
  6.50%, 1/18/11                                25          25
General Electric Capital Corp.,
  7.38%, 1/19/10, MTN                           25          27
Heller Financial, Inc.,
  7.88%, 5/15/03                                 5           5
Household Finance Corp.,
  7.88%, 3/1/07                                 25          28
Merrill Lynch & Co., Inc.,
  7.18%, 2/11/03, MTN                            5           5
Merrill Lynch & Co., Inc.,
  6.00%, 2/12/03                                20          20
Morgan Stanley Dean Witter,
  7.13%, 1/15/03                                25          26
Salomon Smith Barney Holdings, Inc.,
  6.75%, 2/15/03                                15          15

                                                           166

Food Distributors, Supermarkets
  & Wholesalers (1.6%):
Albertson's, Inc., 6.55% 8/1/04                 35          35

Food Processing & Packaging (0.4%):
Unilever Capital Corp.,
  7.13%, 11/1/10                                10          10

Insurance (0.9%):
American General Corp.,
  7.50%, 8/11/10                                20          21

Manufacturing -- Miscellaneous (0.9%):
Honeywell International, Inc.,
  6.88%, 10/3/05                                20          21

Media (0.2%):
Viacom, Inc.,
  7.70%, 7/30/10                                 5           5

Oil-Integrated Companies (1.3%):
Atlantic Richfield,
  5.55%, 4/15/03                                30          30

Retail (2.0%):
Lowes Cos., Inc., 8.25%, 6/1/10                 30          33
Target Corp., 7.50%, 8/15/10                    10          11

                                                            44

Semiconductors (0.4%):
Texas Instruments, Inc.,
  7.00%, 8/15/04                                10          10

Telecommunications (0.9%):
GTE Corp., 6.84%, 4/15/18                       10          10
WorldCom, Inc., 7.88%, 5/15/03                  10          10

                                                            20

Utilities -- Electric (0.7%):
Duke Energy Corp., 7.38%, 3/1/10                15          16

Total Corporate Bonds (Cost $407)                          425

U.S. Government Agencies (12.1%)

Federal Home Loan Bank (2.2%):
6.00%, 11/15/01                                 50          50

Federal Home Loan Mortgage
  Corp. (2.5%):
5.00%, 1/15/04                                  25          25
7.00%, 3/15/10                                  30          32

                                                            57

Federal National Mortgage
  Association (7.4%):
7.00%, 7/15/05                                  20          21
7.25%, 1/15/10                                  19          20
7.00% 12/1/29                                  124         125

                                                           166

Total U.S. Government Agencies (Cost $268)                 273

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS        Schedules of Investments--continued
Investment Quality Bond Fund                                      June 30, 2001
(Amounts in Thousands)                                              (Unaudited)

                                            Principal     Market
Security Description                         Amount       Value

U.S. Government Mortgage Backed (6.3%)

Federal Home Loan Mortgage
  Corp. (3.7%):
6.50%, 9/1/28                                   16      $   16
6.50%, 2/1/29                                   20          20
7.00%, 7/1/29                                   25          26
7.50%, 11/1/29                                  20          20

                                                            82

Federal National Mortgage
  Association (2.6%):
10.50%, 1/1/09                                  19          20
8.00%, 6/1/12                                   25          26
6.50%, 12/1/28                                  13          13

                                                            59

Total U.S. Government Mortgage Backed (Cost $137)          141

U.S. Treasury Obligations (52.0%)

U.S. Treasury Bonds (12.4%):
10.63%, 8/15/15                                  8          12
7.50%, 11/15/16                                 27          31
8.75%, 8/15/20                                  36          48
8.00%, 11/15/21                                 20          25
7.13%, 2/15/23                                  30          34
6.25%, 5/15/30                                 122         129

                                                           279

U.S. Treasury Notes (39.6%):

5.88%, 10/31/01                                  1           1
6.38%, 8/15/02                                  40          41
5.75%, 4/30/03                                 124         127
5.88%, 11/15/04                                354         367
5.75 %, 11/15/05                                25          26
7.00%, 7/15/06                                  60          65
6.00%, 8/15/09                                 137         142
5.00%, 2/15/11                                 128         124

                                                           893

Total U.S. Treasury Obligations (Cost $1,156)            1,172

Total Investments (Cost $2,185) (a) -- 98.8%             2,229

Other assets in excess of liabilities -- 1.2%               26

TOTAL NET ASSETS -- 100.0%                              $2,255

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                               $52
    Unrealized depreciation                                (8)

    Net unrealized appreciation                           $44

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedules of Investments
Diversified Stock Fund                                            June 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                            Shares or
                                            Principal     Market
Security Description                         Amount       Value

Commercial Paper (2.8%)

Household Finance, 4.13%, 7/2/01               506     $   506

Total Commercial Paper (Cost $506)                         506

Common Stocks (97.3%)

Aerospace/Defense (2.9%):
Honeywell International, Inc.                6,700         234
Raytheon Co.                                10,500         279

                                                           513

Aluminum (2.6%):
Alcoa, Inc.                                 11,612         458

Automotive (1.1%):
Ford Motor Co.                               8,000         196

Automotive Parts (2.6%):
Eaton Corp.                                  3,000         210
TRW, Inc.                                    6,000         246

                                                           456

Banks (3.6%):
Bank of America Corp.                        3,000         180
First Union Corp.                            7,000         244
Mellon Financial Corp.                       4,600         212

                                                           636

Biotechnology (1.0%):
Chiron Corp. (b)                             3,400         173

Brokerage Services (1.1%):
Morgan Stanley Dean Witter & Co.             3,000         193

Chemicals -- General (1.1%):
Praxair, Inc.                                4,000         188

Computers & Peripherals (4.5%):
Dell Computer Corp. (b)                      3,500          92
Hewlett-Packard Co.                          7,000         200
International Business Machines Corp.        2,200         248
Sun Microsystems, Inc. (b)                   4,300          68
Unisys Corp. (b)                            12,500         184

                                                           792

Consulting Services (0.5%):
KPMG Consulting, Inc. (b)                    6,000          92

Consumer Products (1.0%):
Procter & Gamble Co.                         2,900         185

Cosmetics & Toiletries (3.1%):
Gillette Co.                                10,000         290
Kimberly-Clark Corp.                         4,800         268

                                                           558

Electronic & Electrical -- General (2.8%):
General Electric Co.                         7,500         365
Texas Instruments, Inc.                      4,500         142

                                                           507

Electronics (1.4%):
Parker-Hannifin Corp.                        4,500         191
Thermo Electron Corp. (b)                    2,900          64

                                                           255

Entertainment (1.2%):
Walt Disney Co.                              7,500         217

Financial & Insurance (1.8%):
AMBAC Financial Group, Inc.                  5,500         320

Financial Services (3.9%):
Citigroup, Inc.                              8,732         461
Franklin Resources, Inc.                     5,000         229

                                                           690

Food Processing & Packaging (1.9%):
Quaker Oats Co.                              3,700         338

Forest Products --
  Lumber & Paper (1.1%):
International Paper Co.                      5,700         203

Health Care (1.0%):
Medtronic, Inc.                              4,000         184

Heavy Machinery (5.1%):
Caterpillar, Inc.                            8,500         425
Deere & Co.                                  7,500         284
Ingersoll-Rand Co.                           4,625         191

                                                           900

Insurance -- Multi-Line (3.4%):
American General Corp.                       2,500         116
American International Group, Inc.           2,877         248
Progressive Corp.                            1,800         243

                                                           607

Insurance -- Property, Casualty,
  Health (3.2%):
Chubb Corp.                                  3,600         279
St. Paul Cos., Inc.                          5,900         299

                                                           578

Manufacturing -- Diversified (2.7%):
Minnesota Mining & Manufacturing Co.         2,100         240
Textron, Inc.                                4,500         247

                                                           487

Media (3.7%):
AOL Time Warner, Inc. (b)                   12,500         663

Medical Supplies (0.7%):
Biomet, Inc.                                 2,700         130

Metals -- Fabrication (0.4%):
Kennametal, Inc.                             1,950          72

Oil & Gas Exploration, Production
  & Services (2.4%):
Anadarko Petroleum Corp.                     6,200         335
Noble Affiliates, Inc.                       2,675          95

                                                           430

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS        Schedules of Investments--continued
Diversified Stock Fund                                            June 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                        Market
Security Description                        Shares       Value

Oilfield Services & Equipment (3.7%):
Halliburton Co.                              7,500     $   267
Schlumberger Ltd.                            7,500         395

                                                           662

Pharmaceuticals (11.6%):
Abbott Laboratories                          3,025         145
American Home Products Corp.                 6,600         386
Bristol-Myers Squibb Co.                     4,600         241
GlaxoSmithKline PLC-ADR                      9,000         505
Merck & Co., Inc.                            7,500         478
Pharmacia Corp.                              6,500         299

                                                         2,054

Railroads (1.6%):
Norfolk Southern Corp.                      14,000         290

Retail (1.5%):
Target Corp.                                 7,500         260

Retail -- Specialty Stores (1.9%):
Tiffany & Co.                                9,500         344

Semiconductors (3.6%):
Altera Corp. (b)                             9,000         261
Intel Corp.                                  2,500          73
LSI Logic Corp. (b)                         16,500         310

                                                           644

Software & Computer Services (4.1%):
Microsoft Corp. (b)                          5,200         380
Oracle Corp. (b)                            11,000         209
Parametric Technology Corp. (b)             10,000         140

                                                           729

Telecommunications (1.3%):
AT&T Wireless Group (b)                     14,056         230

Telecommunications --
  Equipment (1.9%):
Motorola, Inc.                              21,000         348

Utilities -- Telecommunications (4.3%):
AT&T Corp.                                  10,000         220
SBC Communications, Inc.                    11,200         448
WorldCom, Inc. (b)                           7,500         107

                                                           775

Total Common Stocks (Cost $16,752)                      17,357

Total Investments (Cost $17,258) (a) -- 100.1%          17,863

Liabilities in excess of other assets -- (0.1)%           (13)

TOTAL NET ASSETS -- 100.0%                             $17,850

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $1,593
    Unrealized depreciation                              (988)

    Net unrealized appreciation                        $  605

(b) Non-income producing security.

ADR -- American Depository Receipt

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                  Schedules of Investments
Small Company Opportunity Fund                                   June 30, 2001
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                            Shares or
                                            Principal     Market
Security Description                         Amount       Value

Commercial Paper (3.9%)

Household Finance, 4.13%, 7/2/01               106      $  106

Total Commercial Paper (Cost $106)                         106

Common Stocks (95.7%)

Aerospace/Defense (1.9%):
Curtiss-Wright Corp.                           525          28
Triumph Group, Inc. (b)                        500          25

                                                            53

Apparel (3.5%):
Gildan Activewear, Inc., Class A (b)         2,150          30
Men's Wearhouse, Inc. (b)                    1,175          32
Timberland Co. (b)                             875          35

                                                            97

Automotive Parts (0.9%):
BorgWarner, Inc.                               475          24

Banks (9.3%):
Chittenden Corp.                               825          28
GBC Bancorp                                    675          19
Greater Bay Bancorp                            900          22
Irwin Financial Corp.                        1,075          27
Mercantile Bankshares Corp.                    825          32
R & G Financial Corp.                        2,800          46
Republic Bancorp, Inc.                       2,100          29
Sandy Spring Bancorp, Inc.                     775          25
Texas Regional Bancshares, Inc.                700          28

                                                           256

Building Materials (5.4%):

ABM Industries, Inc.                         1,500          56
D.R. Horton, Inc.                            1,427          32
Dycom Industries, Inc. (b)                   1,000          23
Genlyte Group, Inc. (b)                      1,150          36

                                                           147

Chemicals (2.4%):
Cambrex Corp.                                  625          32
OM Group, Inc.                                 600          33

                                                            65

Commercial Services (1.0%):
NCO Group, Inc. (b)                            900          28

Computers & Peripherals (1.2%):
Affiliated Computer Services, Inc. (b)         450          32

Conglomerates (0.7%):
Quixote Corp.                                  700          20

Consulting Services (1.7%):
Maximus, Inc. (b)                            1,150          46

Data Processing/Management (1.1%):
Group 1 Software, Inc. (b)                   1,625          30

Distribution/Wholesale (3.4%):
Advanced Marketing Services, Inc.            2,862          60
United Stationers, Inc. (b)                  1,050          33

                                                            93

Electronics (2.4%):
APW Ltd. (b)                                   200           2
C&D Technologies, Inc.                       1,450          45
Technitrol, Inc.                               750          20

                                                            67

Engineering & Construction (1.0%):
Emcor Group, Inc (b)                           750          27

Financial Services (2.7%):
AmeriCredit Corp. (b)                          675          35
WFS Financial, Inc.                          1,300          40

                                                            75

Health Care (1.8%):
Sunrise Assisted Living, Inc. (b)            1,825          48

Insurance (4.6%):
Delphi Financial Group                       1,000          39
Philadelphia Consolidated Holding
  Corp. (b)                                    925          32
State Auto Financial Corp.                     800          13
Triad Guaranty, Inc. (b)                     1,050          42

                                                           126

Machine -- Diversified (3.2%):
JLG Industries, Inc.                         2,125          26
Stewart & Stevenson Services, Inc.             850          28
Thomas Industries, Inc.                      1,100          33

                                                            87

Medical -- Hospital Services (1.6%):
Universal Health Services, Inc. (b)            950          43

Medical Equipment & Supplies (2.9%):
Cooper Cos., Inc.                              600          31
PolyMedica Corp. (b)                         1,200          48

                                                            79

Medical -- Drugs (2.7%):
Alpharma, Inc., Class A                      1,025          28
Barr Laboratories, Inc. (b)                    200          14
Medicis Pharmaceutical, Class A (b)            600          32

                                                            74

Metals -- Fabrication (1.1%):
Mueller Industries, Inc. (b)                   925          30

Networking Products (2.6%):
Anixter International, Inc. (b)              1,400          43
Cable Design Technologies Corp. (b)          1,825          29

                                                            72

                     See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS        Schedules of Investments--continued
Small Company Opportunity Fund                                    June 30, 2001
(Amounts in Thousands, Except Shares)                               (Unaudited)

                                                         Market
Security Description                        Shares       Value

Oil & Gas Exploration, Production
  & Services (5.7%):
Frontier Oil Corp.                           1,650      $   22
Noble Affiliates, Inc.                         550          19
Patina Oil & Gas Corp.                         925          25
St. Mary Land & Exploration Co.              1,075          25
Vintage Petroleum, Inc.                      1,850          35
XTO Energy, Inc.                             2,100          30

                                                           156

Physical Therapy (1.4%):
Rehabcare Group, Inc. (b)                      775          37

Real Estate Investment Trusts (5.2%):
AMLI Residential Properties Trust            1,575          39
Bedford Property Investors, Inc.             1,725          36
Cousins Properties, Inc.                     1,225          33
National Golf Properties, Inc.               1,250          34

                                                           142

Restaurants (1.2%):
O'Charley's, Inc. (b)                        1,775          34

Retail (1.2%):
Brown Shoe Company, Inc.                     1,875          34

Retail -- Discount (2.5%):
BJ's Wholesale Club, Inc. (b)                1,075          57
Fred's, Inc.                                   450          12

                                                            69

Savings & Loans (7.5%):
Andover Bancorp, Inc.                          800          40
Downey Financial Corp.                         975          46
FirstFed Financial Corp. (b)                 1,325          39
ITLA Capital Corp. (b)                       1,175          21
PFF Bancorp, Inc.                            1,000          25
Roslyn Bancorp, Inc.                         1,275          34

                                                           205

Semiconductors (1.1%):
Actel Corp. (b)                              1,275          31

Software & Computer Services (2.9%):
Avant! Corp. (b)                             1,100          15
MCSi, Inc. (b)                               1,425          21
SERENA Software, Inc. (b)                      575          21
Take-Two Interactive Software (b)            1,150          21

                                                            78

Steel Producers (1.1%):
Reliance Steel & Aluminum Co.                1,150          29

Telecommunications -- Services
  & Equipment (1.9%):
DMC Stratex Networks, Inc. (b)               1,425          14
Mastec, Inc. (b)                               950          13
Tollgrade Communications, Inc. (b)             850          24

                                                            51

Transportation & Shipping (0.5%):
Overseas Shipholding Group, Inc.               450          14

Trucking & Leasing (2.1%):
Forward Air Corp. (b)                        1,050          31
Landstar System, Inc. (b)                      375          26

                                                            57

Utilities -- Natural Gas (2.3%):
Cascade Natural Gas Corp.                    1,700          36
Energen Corp.                                1,000          28

                                                            64

Total Common Stocks (Cost $2,186)                        2,620

Total Investments (Cost $2,292) (a) -- 99.6%             2,726

Other assets in excess of liabilities -- 0.4%               10

TOTAL NET ASSETS -- 100.0%                              $2,736

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                              $524
    Unrealized depreciation                               (90)

    Net unrealized appreciation                          $434

(b) Non-income producing security.

                      See notes to financial statements.


                                           Statements of Assets and Liabilities
The Victory Variable Insurance Funds                              June 30, 2001
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                            Investment         Diversified          Small Company
                                                             Quality              Stock              Opportunity
                                                            Bond Fund             Fund                  Fund

ASSETS:
Investments, at value (Cost $2,185;$17,258 & $2,292)        $2,229             $17,863              $2,726
Interest and dividends receivable                               30                  17                   2
Receivable from brokers for investments sold                    --                  --                  34
Receivable from affiliates                                      10                   7                   9

         Total Assets                                        2,269              17,887               2,771

LIABILITIES:
Payable to brokers for investments purchased                    --                  --                  26
Accrued expenses and other payables
     Custodian fees                                              3                   3                   2
     Accounting fees                                             2                  --                   2
     Transfer agent fees                                         4                   2                   3
     Contract owner servicing fees                               1                   8                   1
     Other                                                       4                  24                   1

         Total Liabilities                                      14                  37                  35

NET ASSETS:
Capital                                                      2,199              17,362               2,342
Undistributed net investment income                              3                  --                  --
Net unrealized appreciation/depreciation from investments       44                 605                 434
Accumulated undistributed net realized gains
  (losses) from investment transactions                          9                (117)                (40)

         Net Assets                                         $2,255             $17,850              $2,736

Outstanding units of beneficial interest (shares)              220               1,744                 229

Net asset value
     Offering and redemption price per share                $10.23             $ 10.23              $11.97


                      See notes to financial statements.


                                                       Statements of Operations
The Victory Variable Insurance Funds     For the Six Months Ended June 30, 2001
(Amounts in Thousands)                                              (Unaudited)


                                                             Investment         Diversified          Small Company
                                                              Quality              Stock             Opportunity
                                                             Bond Fund             Fund                  Fund

Investment Income:
Interest income                                              $ 68               $  19                $  4
Dividend income                                                --                  83                  11

     Total Income                                              68                 102                  15

Expenses:
Investment advisory fees                                        2                  23                   4
Administration fees                                             1                   4                   1
Contract owner servicing fees                                   2                  15                   2
Accounting fees                                                22                  19                  19
Custodian fees                                                  7                   7                   6
Legal and audit fees                                            6                  33                   6
Trustees' fees and expenses                                     3                  19                   3
Transfer agent fees                                             2                   4                   2
Printing & other fees                                          --                   2                  --

     Total Expenses                                            45                 126                  43

Expenses voluntarily reduced                                   (2)                (23)                 (4)

     Expenses before reimbursement from distributor            43                 103                  39
     Expenses reimbursed                                      (32)                (26)                (27)

     Net Expenses                                              11                  77                  12

Net investment income                                          57                  25                   3

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions       20                (136)                 68
Net change in unrealized appreciation/depreciation
  on investment transactions                                  (23)                627                 (38)

Net realized/unrealized gains and losses on investments        (3)                491                  30

Change in net assets resulting from operations               $ 54               $ 516                $ 33


                      See notes to financial statements.


The Victory Variable Insurance Funds        Statements of Changes in Net Assets
(Amounts in Thousands)


                                                      Investment                   Diversified                 Small Company
                                                        Quality                       Stock                     Opportunity
                                                       Bond Fund                      Fund                         Fund

                                                    Six                         Six                          Six
                                                  Months          Year        Months          Year          Months        Year
                                                   Ended          Ended        Ended          Ended          Ended        Ended
                                                  June 30,     December 31,  June 30,      December 31,     June 30,   December 31,
                                                    2001           2000        2001           2000           2001         2000

                                                (Unaudited)                 (Unaudited)                   (Unaudited)

Operations:
     Net investment income                      $   57         $  120       $    25        $    77        $    3       $   10
     Net realized gains (losses) from
       investment transactions                      20             (1)         (136)            38            68          (82)
     Net change in unrealized appreciation/
       depreciation from investments               (23)            94           627           (201)          (38)         432

Change in net assets resulting from operations      54            213           516            (86)           33          360

Distributions to Shareholders:
     From net investment income                    (55)          (123)          (27)           (75)           (3)         (10)

Change in net assets from
  distributions to shareholders                    (55)          (123)          (27)           (75)           (3)         (10)

Capital Transactions:
     Proceeds from shares issued                    80            704         4,525          9,280           436          664
     Dividends reinvested                           55            123            27             74             3           10
     Cost of shares redeemed                      (148)          (377)          (57)          (328)          (69)         (57)

Change in net assets from capital transactions     (13)           450         4,495          9,026           370          617

Change in net assets                               (14)           540         4,984          8,865           400          967

Net Assets:
     Beginning of period                         2,269          1,729        12,866          4,001         2,336        1,369

     End of period                              $2,255         $2,269       $17,850        $12,866        $2,736       $2,336

Share Transactions:
     Issued                                          7             72           443            931            39           62
     Reinvested                                      5             12             3              8            --            1
     Redeemed                                      (14)           (38)           (6)           (32)           (6)          (5)

Change in Shares                                    (2)            46           440            907            33           58


                      See notes to financial statements.


The Victory Variable Insurance Funds                       Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                                      Investment Quality Bond Fund

                                                                            Six                                           Six
                                                                           Months                  Year                  Months
                                                                           Ended                  Ended                  Ended
                                                                          June 30,             December 31,           December 31,
                                                                            2001                   2000                  1999<F2>

                                                                        (Unaudited)

Net Asset Value, Beginning of Period                                    $10.24                 $ 9.80                 $10.00

Investment Activities:
     Net investment income                                                0.26                   0.59                   0.24
     Net realized and unrealized gains (losses) on investments           (0.02)                  0.46                  (0.22)

         Total from Investment Activities                                 0.24                   1.05                   0.02

Distributions:
     Net investment income                                               (0.25)                 (0.61)                 (0.22)

         Total Distributions                                             (0.25)                 (0.61)                 (0.22)

Net Asset Value, End of Period                                          $10.23                 $10.24                 $ 9.80

Total Return                                                              2.34%<F3>             11.02%                  0.21%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                       $2,255                 $2,269                 $1,729
Ratio of expenses to average net assets                                   1.00%<F4>              0.64%                  0.60%<F4>
Ratio of net investment income to average net assets                      5.00%<F4>              6.09%                  5.41%<F4>
Ratio of expenses to average net assets<F1>                               3.99%<F4>              5.38%                  8.90%<F4>
Ratio of net investment income to average net assets<F1>                  2.01%<F4>              1.35%                 (2.89)%<F4>
Portfolio turnover                                                          26%                   288%                   191%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.


The Victory Variable Insurance Funds                       Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                                           Diversified Stock Fund

                                                                      Six                                             Six
                                                                     Months                   Year                   Months
                                                                     Ended                   Ended                    Ended
                                                                    June 30,               December 31,            December 31,
                                                                      2001                    2000                   1999<F2>

                                                                    (Unaudited)

Net Asset Value, Beginning of Period                                $  9.87                $ 10.07                 $10.00

Investment Activities:
     Net investment income                                             0.02                   0.09                   0.05
     Net realized and unrealized gains (losses) on investments         0.36                  (0.20)                  0.07

         Total from Investment Activities                              0.38                  (0.11)                  0.12

Distributions:
     Net investment income                                            (0.02)                 (0.09)                 (0.05)

         Total Distributions                                          (0.02)                 (0.09)                 (0.05)

Net Asset Value, End of Period                                      $ 10.23                $  9.87                 $10.07

Total Return                                                           3.83%<F3>             (1.14)%                 1.21%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                   $17,850                $12,866                 $4,001
Ratio of expenses to average net assets                                1.00%<F4>              0.79%                  0.78%<F4>
Ratio of net investment income to average net assets                   0.33%<F4>              0.98%                  1.30%<F4>
Ratio of expenses to average net assets<F1>                            1.64%<F4>              2.76%                  6.98%<F4>
Ratio of net investment income to average net assets<F1>              (0.31)%<F4>            (0.99)%                (4.90)%<F4>
Portfolio turnover                                                       32%                    50%                    10%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.


The Victory Variable Insurance Funds                       Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                                      Small Company Opportunity Fund

                                                                              Six                                          Six
                                                                            Months                   Year                Months
                                                                             Ended                   Ended                Ended
                                                                            June 30,              December 31,         December 31,
                                                                              2001                    2000                1999<F2>

                                                                           (Unaudited)

Net Asset Value, Beginning of Period                                       $11.91                 $ 9.90               $10.00

Investment Activities:
     Net investment income                                                   0.01                   0.06                 0.03
     Net realized and unrealized gains (losses) on investments               0.06                   2.01                (0.08)

         Total from Investment Activities                                    0.07                   2.07                (0.05)

Distributions:
     Net investment income                                                  (0.01)                 (0.06)               (0.03)
     Return of capital                                                         --                     --                (0.02)

         Total Distributions                                                (0.01)                 (0.06)               (0.05)

Net Asset Value, End of Period                                             $11.97                 $11.91               $ 9.90

Total Return                                                                 0.63%<F3>             20.97%               (0.43)%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                          $2,736                 $2,336               $1,369
Ratio of expenses to average net assets                                      0.99%<F4>              0.77%                0.75%<F4>
Ratio of net investment income to average net assets                         0.29%<F4>              0.59%                0.72%<F4>
Ratio of expenses to average net assets<F1>                                  3.62%<F4>              5.02%                9.63%<F4>
Ratio of net investment income to average net assets<F1>                    (2.34)%<F4>            (3.66)%              (8.16)%<F4>
Portfolio turnover                                                             25%                    34%                   9%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.

                                                  Notes to Financial Statements
The Victory Variable Insurance Funds                              June 30, 2001
                                                                    (Unaudited)

1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of two active funds: the Diversified Stock Fund and the Small Company Opportunity Fund (collectively, the "Funds"). The Investment Quality Bond Fund is no longer offering additional shares except that existing contract owners may reinvest dividends and distributions for additional shares of the Fund. Each of these Funds offers a single class of shares:
     Class A Shares.

     The Investment Quality Bond Fund seeks to provide a high level of income. The Diversified Stock Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund seeks to provide capital appreciation.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles
     (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in the Funds are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Futures Contracts:

     The Diversified Stock Fund and the Small Company Opportunity Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Trust may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Trust the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Trust to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

                                  Continued

The Victory Variable Insurance Funds                              June 30, 2001
                                                                    (Unaudited)

     Securities Purchased on a When-Issued Basis:

     Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no securities purchased on a when-issued basis at June 30, 2001.

     Securities Lending:

     Each Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. In accordance with GAAP, a statement of cash flows is presented if a Fund recorded collateral assets exceeding 10% of average net assets during the year. There were no securities on loan at June 30, 2001.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Investment Quality Bond Fund, the Diversified Stock Fund and the Small Company Opportunity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Investment Quality Bond Fund adopted this provision on January 1, 2001. As a result, the Fund recorded a cumulative effect adjustment to conform with GAAP. The effect of this adjustment was an increase of $379 to net investment income with an offsetting decrease to unrealized appreciation (depreciation) of securities.

                                  Continued

The Victory Variable Insurance Funds                              June 30, 2001
(Unaudited)

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2001 were as follows (amounts in thousands):

                                              Purchases    Sales

             Investment Quality Bond Fund     $  594       $  526
             Diversified Stock Fund            9,270        4,784
             Small Company Opportunity Fund    1,042          564

4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Key Bank National Association, a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") an indirect, wholly owned subsidiary of the BISYS Group, Inc. ("BISYS") serves as transfer agent and dividend disbursing and shareholder servicing agent for the Funds. As such, BISYS Ohio provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, BISYS Ohio may receive a fee of up to 0.20% of the average daily net assets of the Funds.

     BISYS Ohio (the "Administrator") serves as the administrator to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to a Sub-Administration Agreement, the Administrator, and not the Trust, pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties of the Funds.

     BISYS Fund Services Limited Partnership serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

     BISYS Ohio also serves the Funds as fund accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of the average daily net assets of the Funds with a minimum monthly fee of $2,500 per Fund.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the six months ended June 30, 2001:

                                           Investment Advisory Fees

                                      Maximum
                                    Percentage
                                    of Average                Voluntary
                                       Daily                     Fee
                                     Net Assets              Reductions

                                                                 (000)

     Investment Quality Bond Fund       0.20%                    $  2
     Diversified Stock Fund             0.30%                    $ 23
     Small Company Opportunity Fund     0.30%                    $  4

5.   Federal Income Tax Information (Unaudited):

     As of December 31,2000, the Funds' most recent year end for federal income tax purposes, the Funds have the following capital loss carryforwards available to offset future capital gains (amounts in thousands):

                                              Amount          Expires

     Investment Quality Bond Fund              $ 6             2007
     Investment Quality Bond Fund                5             2008
     Small Company Opportunity Fund              6             2007
     Small Company Opportunity Fund             58             2008

     Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Small Company Opportunity fund has incurred, and will elect to defer a capital loss of $43 (amount in thousands).

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 1535

The Victory Variable Insurance Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

1AR-VVIF  8/01